Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue, classified by the major geographic areas in which the Company’s customers are located, was as follows for the years ended December 31, 2018 and 2019:

	Year Ended December 31, 2018
	Web presence	Digital marketing	Total
	(in thousands)
Domestic	$456,890	$376,974	$833,864
International	278,349	33,078	311,427
Total	$735,239	$410,052	$1,145,291

	Year Ended December 31, 2019
	Web presence	Digital marketing	Total
	(in thousands)
Domestic	$433,354	$379,516	$812,870
International	269,252	31,156	300,408
Total	$702,606	$410,672	$1,113,278

The following table presents disaggregated revenues by category for the years ended December 31, 2018 and 2019:

	Year Ended December 31, 2018
	Web presence	Digital marketing	Total
	(in thousands)
Subscription-based revenue
Direct revenue from subscriptions	$613,599	$404,533	$1,018,132
Professional services	13,815	1,373	15,188
Reseller revenue	73,341	3,537	76,878
Total subscription-based revenue	$700,755	$409,443	$1,110,198

Non-subscription-based revenue
MDF	$8,631	$609	$9,240
Premium domains	20,109	—	20,109
Domain parking and monetization	5,744	—	5,744
Total non-subscription-based revenue	$34,484	$609	$35,093

Total revenue	$735,239	$410,052	$1,145,291

	Year Ended December 31, 2019
	Web presence	Digital marketing	Total
	(in thousands)
Subscription-based revenue
Direct revenue from subscriptions	$588,963	$404,722	$993,685
Professional services	12,578	1,611	14,189
Reseller revenue	70,196	3,685	73,881
Total subscription-based revenue	$671,737	$410,018	$1,081,755

Non-subscription-based revenue
MDF	$7,870	$654	$8,524
Premium domains	17,566	—	17,566
Domain parking and monetization	5,433	—	5,433
Total non-subscription-based revenue	$30,869	$654	$31,523

Total revenue	$702,606	$410,672	$1,113,278